Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash dividends declared, common stock	$ 7.48	$ 2.23	$ 2.04